LEASE LIABILITIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASE LIABILITIES
Opening balance	$ 2,817	$ 2,323
New liabilities and modifications of leases	(300)	880
Principal repayment	(430)	(386)
Ending balance	2,087	2,817
Current portion	451	431
Non-current portion	1,636	2,386
Expenses related to short term leases	$ 393	$ 629
Lease of assets term	12 months